Net Income (Loss) Per Share - Summary of Computation of Basic EPS and Diluted EPS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Numerator
Net income (loss) attributable to Viking Holdings Ltd	$ 439,048	$ 159,619	$ 333,575	$ (331,379)
Net income (loss) allocated to shares other than ordinary shares and special shares	0	21,075	0	(102,516)
Net income (loss) allocated to ordinary shares and special shares - Basic	439,048	138,544	333,575	(228,863)
Reallocation of income	0	317	0	0
Net income (loss) of ordinary shares and special shares - Diluted	$ 439,048	$ 138,861	$ 333,575	$ (228,863)
Denominator
Weighted-average ordinary shares and special shares - Basic	443,227	364,787	443,070	293,362
Dilutive effect of stock based awards	2,322	2,401	2,238	0
Weighted-average ordinary shares and special shares - Diluted	445,549	367,188	445,308	293,362
Basic EPS	$ 0.99	$ 0.38	$ 0.75	$ (0.78)
Diluted EPS	$ 0.99	$ 0.38	$ 0.75	$ (0.78)